OTHER PAYABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
CASH AT BANK (Tables)
Schedule of other payables
	March 31, 2022	December 31, 2021
Security account set up fee-Staff	$367,670	$306,270

	December 31, 2021	December 31, 2020
Security account set up fee-Staff	$306,270	$90,632
	306,270	90,632